                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2010

ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2010

 [LOGO OF USAA]
   USAA(R)

                                                 [GRAPHIC OF USAA GNMA TRUST(R)]

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       ANNUAL REPORT
       USAA GNMA TRUST(R)
       MAY 31, 2010

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FUND OBJECTIVE

HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

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TYPES OF INVESTMENTS

Normally invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               9

INVESTMENT OVERVIEW                                                           11

FINANCIAL INFORMATION

   Distributions to Shareholders                                              16

   Report of Independent Registered Public Accounting Firm                    17

   Portfolio of Investments                                                   18

   Notes to Portfolio of Investments                                          22

   Financial Statements                                                       24

   Notes to Financial Statements                                              27

EXPENSE EXAMPLE                                                               38

ADVISORY AGREEMENT                                                            40

TRUSTEES' AND OFFICERS' INFORMATION                                           45

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"WHILE IT IS STILL TOO EARLY TO DECLARE THAT
A SELF-SUSTAINING RECOVERY IS UNDERWAY, WE         [PHOTO OF DANIEL S. McNAMARA]
THINK MOST ECONOMIC INDICATORS ARE POINTED
IN THE RIGHT DIRECTION."

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JUNE 2010

As it turned out, the fiscal year ended May 31, 2010, was kind to patient, long-term investors. With some zigs and zags along the way, the U.S. stock market, as represented by the S&P 500 Index, was up nearly 21% for the period.
At the same time, high-quality bonds generated attractive returns (the U.S.
10-year Treasury returned 4.65% during the fiscal year) as investors continued
to search for income. Corporate and municipal bonds did even better.

However, investors suffered some setbacks in April and May of this year as
Greece's debt crisis unsettled the markets. As fears of contagion spread, many of them abandoned stocks for the safety of Treasury securities and other liquid, high-quality investments. The S&P 500 Index experienced its worst May since
1962.

Although the European Union (EU) crafted a rescue plan for Greece, a number of troubling problems remain. Some European countries continue to live beyond their means, threatening the EU's sustainability. What's more, no one knows how a default or a debt restructuring by one of these countries would affect major
European banks, which are believed to be heavily invested in the debt securities of the weaker nations. This uncertainty caused the euro to fall during the fiscal year to a four-year low versus the U.S. dollar. At the time of this writing, the dollar is once again the world's undisputed reserve currency.

Commodity prices, which had been rising for most of the fiscal year, dropped in response to the turmoil in Europe and fears about its impact on the global economy. The one exception -- gold, widely considered a safe haven.

Meanwhile, the U.S. economy seems to be improving. While it is still too early to declare that a self-sustaining recovery is underway, we think most economic indicators are pointed in the right direction. Corporate earnings, fueled by surprisingly strong top-line revenue growth, have been better than expected. At the same time, inflation has remained benign, giving the Federal Reserve Board
(the Fed) latitude to hold short-term rates in a range between zero and 0.25%.

There is no doubt that investor confidence was badly shaken by Greece's debt problems, and at the time of this writing, market sentiment seems driven more by headlines than by investment fundamentals. Perhaps as a result, many

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2  | USAA GNMA TRUST
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people are keeping large amounts of money in low-yielding money market funds. We see no relief from these low yields until at least the fourth quarter of 2010.
In fact, we think the debt crisis in Europe could extend the time the Fed can maintain its "easy money" stance.

Under the circumstances, investors may want to review how much they have in their money market accounts. Inflation may be muted but as of this writing, it is higher than money market yields. That isn't to say that investors should take risks with their immediate or emergency spending needs. In such cases, we believe a money market fund, a savings account or short-term certificate of deposit should be considered. However, if the money isn't required for two or three years, it could be earning higher yields in short- and intermediate-term bond funds. For longer-term, future needs such as retirement, a diversified portfolio of stock and bond funds might be most appropriate.

If timing is a concern, we recommend making gradual changes. However, this is based on your individual immediate needs. Our USAA service representatives would be happy to assist. They are available -- free of charge -- to help you update your financial plan and answer any questions you might have.

At USAA Investment Management Company, we are proud of the long-term performance we have provided to shareholders. In the months ahead, we will continue working hard on your behalf. From all of us here, thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR
ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF
YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

INVESTMENT/INSURANCE: NOT FDIC INSURED o NOT BANK ISSUED, GUARANTEED OR
UNDERWRITTEN o MAY LOSE VALUE

INVESTMENT AND INSURANCE PRODUCTS ARE NOT DEPOSITS, NOT INSURED BY FDIC OR ANY
GOVERNMENT AGENCY, NOT GUARANTEED BY THE BANK. INVESTMENTS AND CERTAIN INSURANCE
PRODUCTS MAY LOSE VALUE.

Diversification does not guarantee a profit or prevent a loss.

Gold is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

Financial advice provided by USAA Financial Planning Services Insurance Agency,
Inc. (known as USAA Financial Insurance Agency in California, License #
0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGER'S COMMENTARY ON THE FUND

MARGARET "DIDI" WEINBLATT, Ph.D., CFA
USAA Investment Management Company          [PHOTO OF MARGARET "DIDI" WEINBLATT]

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o   HOW DID THE USAA GNMA TRUST (THE FUND) PERFORM?

    For the one-year period ended May 31, 1020, the Fund had a total return of
    6.15%. This compares to returns of 8.29% for the Lipper GNMA Funds Index,
    6.82% for the Barclays Capital GNMA Index, and 8.10% for the Lipper GNMA
    Funds Average.

o   HOW DID GNMAS PERFORM COMPARED TO THE OTHER MAJOR FIXED-INCOME ASSET
    CLASSES?

    GNMAs outperformed U.S. Treasuries, the only other asset class backed by the full faith and credit of the U.S. government. GNMAs underperformed corporate bonds and other risky asset classes, which experienced a significant rebound from their severely oversold levels of the credit crisis.

o   WHAT LED TO THE FUND'S RELATIVE UNDERPERFORMANCE?

    We manage the Fund in what we believe to be a conservative yet opportunistic way. By opportunistic, we like to buy when prevailing

    Refer to page 14 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA GNMA TRUST
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                  o HISTORICAL YIELD CURVES FOR TREASURIES o

                [CHART OF HISTORICAL YIELD CURVES FOR TREASURIES]

                        5/29/09                5/28/10                 CHANGE
                       ---------              ---------               ---------
3 MONTH                  0.130%                 0.155%                 0.0254%
6 MONTH                  0.279                  0.218                 -0.0610
 1 YEAR                  0.442                  0.315                 -0.1274
 2 YEAR                  0.915                  0.766                 -0.1488
 3 YEAR                  1.402                  1.234                 -0.1676
 5 YEAR                  2.340                  2.092                 -0.2480
 7 YEAR                  3.053                  2.750                 -0.3027
10 YEAR                  3.459                  3.292                 -0.1672
30 YEAR                  4.336                  4.209                 -0.1272

                                   [END CHART]

    Source: Bloomberg L.P.

    rates are higher -- bond prices and yields move in opposite directions.
    This has proven to be a solid strategy over time.

    Throughout the reporting year, Federal Reserve Board (the Fed) policy was the primary driver of mortgage interest rates. The private mortgage market has been reduced to a very small part of the new issuance market ever since the real estate market crashed. To support the housing market, the Fed instituted a number of programs to drive mortgage interest rates lower. The largest Fed quantitative

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                                           MANAGER'S COMMENTARY ON THE FUND |  5
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    easing program involved the Fed's buying $1.25 trillion in government agency mortgage-backed securities (MBS).

    The program was set to expire at the end of 2009. In our view the ending of the program would have meant that interest rates would rise giving us a much better opportunity to purchase GNMAs. Therefore, we allowed cash to build up even though we were earning very little on that cash. This left us vulnerable when the Fed announced that it was extending the program through the end of March 2010. Although we did put some cash to work through opportunistic buying, we still had the view that rates would rise when the program ended. We were trying to protect shareholders from the negative impact of rising rates. As the program was ending, Freddie Mac and Fannie
    Mae announced that instead of just making principal and interest payments when borrowers were delinquent on their mortgages, they would buy the entire mortgage out of their MBS pools. This put cash into the hands of mortgage buyers as the Fed ended its quantitative easing programs.

    Additionally, when the problems with Greece's debt created worries of contagion into other eurozone countries, the ensuing eurozone debt crisis created a new flight to quality into U.S. government-backed securities like
    GNMAs and U.S. Treasury bonds. In summary, we managed the Fund to protect against rising rates, when in fact rates generally fell.

o   HOW HAVE YOU ADJUSTED TO THIS NEW ENVIRONMENT IN THE MORTGAGE MARKET?

    We reduced the Fund's cash levels, investing in GNMAs and U.S. Treasury bonds. We then sold our U.S. Treasury bonds when their prices reached what seemed to be an unreasonably high level. We

    Shares of the USAA GNMA Trust are not individually backed by the full faith and credit of the U.S. government.

    You will find a complete list of securities that the Fund owns on pages
    18-21.

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6  | USAA GNMA TRUST
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                             COUPON RATE COMPOSITION
                 o OF MORTGAGE OBLIGATIONS IN USAA GNMA TRUST o

                      [CHART OF COUPON RATE COMPOSITION OF
                    MORTGAGE OBLIGATIONS IN USAA GNMA TRUST]

                                                    PERCENT OF TOTAL
               COUPON RATE(%)                         MARKET VALUE
                    4.50                                  25
                    5.00                                  12
                    5.50                                  34
                    6.00                                  22
                    6.50                                   4
                    6.75                                   0*
                    7.00                                   1
                    7.50                                   0*
                    8.00                                   0*
                    8.50                                   0*
                    9.00                                   0*

                                   [END CHART]

                            *Represents less than 1%.

    continue to believe that mortgage interest rates will ultimately rise from today's historically low levels, but not until stability returns to the markets.

    However, our time horizon has been pushed out by the eurozone debt crisis and its potentially deflationary impact on the global economy. The housing market is showing signs of additional softening in the wake of the expiration of the home-buyers tax credit and the back-log of delinquent mortgages that have yet to enter foreclosure proceedings. We are now watching Fed language about when the Fed will start to sell its $1 trillion in MBS. As always, we are trying to protect shareholders from the many uncertainties.

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                                           MANAGER'S COMMENTARY ON THE FUND |  7
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o   WHAT'S YOUR MESSAGE TO SHAREHOLDERS?

    In the depths of the financial crisis, when "return of capital" was more important than "return on capital," the Fund performed well. Its long-term record shows it has provided good returns with relatively low volatility.
    We continue to provide steady income as we manage against numerous risks and look for opportunities to invest at moreadvantageous yields. We thank you for your investment in the Fund and for the opportunity to serve you.

While the value of the GNMA Trust's shares is not guaranteed by the U.S.
Government, the Trust endeavors to maintain low-to-moderate fluctuation of share price.

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8  | USAA GNMA TRUST
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FUND RECOGNITION

USAA GNMA TRUST

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                         OVERALL MORNINGSTAR RATING(TM)
                    out of 330 intermediate government funds
                       for the period ended May 31, 2010:

                                 OVERALL RATING
                                   *  *  *  *

                                     3-YEAR
                                   *  *  *  *
                                out of 330 funds

                                     5-YEAR
                                   *  *  *  *
                                out of 310 funds

                                     10-YEAR
                                   *  *  *  *
                                out of 230 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a
Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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                                                           FUND RECOGNITION |  9
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                             LIPPER LEADER (OVERALL)

                                       [5]

                                  PRESERVATION

The Fund is listed as a Lipper Leader for Preservation among 4,222 fixed-income funds within the Lipper U.S. Mortgage category for the overall period ended May
31, 2010. The Fund received a Lipper Leader rating for Preservation among 4,222,
3,663 and 2,487 fixed-income funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of May 31,
2010. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation metrics over three-, five-, and
10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at
WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights
Reserved.

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10  | USAA GNMA TRUST
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INVESTMENT OVERVIEW

USAA GNMA TRUST (Ticker Symbol: USGNX)

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                                             5/31/10                5/31/09
--------------------------------------------------------------------------------
Net Assets                               $609.9 Million         $564.3 Million
Net Asset Value Per Share                    $10.19                  $9.97

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/10
--------------------------------------------------------------------------------
    1 Year                       5 Years                        10 Years
     6.15%                        5.52%                           6.01%

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    30-DAY SEC YIELD* AS OF 5/31/10                          EXPENSE RATIO**
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                 4.12%                                            0.55%

*Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2009, AND IS
CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER
FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                       INVESTMENT OVERVIEW |  11
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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED MAY 31, 2010

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                   TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years               6.01%        =          5.17%          +         0.84%
5 Years                5.52%        =          4.65%          +         0.87%
1 Year                 6.15%        =          3.94%          +         2.21%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD
ENDED MAY 31, 2010

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

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                  TOTAL RETURN        DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
5/31/2001             12.91%                7.36%                  5.55%
5/31/2002             7.83%                 5.91%                  1.92%
5/31/2003             6.49%                 5.70%                  0.79%
5/31/2004             0.39%                 4.72%                 -4.33%
5/31/2005             5.33%                 4.92%                  0.41%
5/31/2006             0.40%                 4.91%                 -4.51%
5/31/2007             6.25%                 4.86%                  1.39%
5/31/2008             6.94%                 4.93%                  2.01%
5/31/2009             8.05%                 4.63%                  3.42%
5/31/2010             6.15%                 3.94%                  2.21%

                                   [ENE CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND'S TOTAL RETURN OVER
    TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A
    RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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12  | USAA GNMA TRUST
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                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                                   LIPPER GNMA
                              USAA GNMA TRUST                     FUNDS AVERAGE
5/31/2001                          6.64%                              6.00%
5/31/2002                          5.58                               5.21
5/31/2003                          5.54                               4.32
5/31/2004                          4.93                               4.07
5/31/2005                          4.80                               3.97
5/31/2006                          5.15                               4.52
5/31/2007                          4.70                               4.70
5/31/2008                          4.71                               4.60
5/31/2009                          4.29                               4.18
5/31/2010                          3.74                               3.68

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 5/31/01 to 5/31/10.

The Lipper GNMA Funds Average is an average performance level of all GNMA funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

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                                                       INVESTMENT OVERVIEW |  13

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS CAPITAL          LIPPER GNMA
                     GNMA INDEX             FUNDS INDEX          USAA GNMA TRUST
05/31/00             $10,000.00              $10,000.00             $10,000.00
06/30/00              10,184.48               10,169.94              10,198.57
07/31/00              10,238.21               10,211.86              10,248.00
08/31/00              10,392.90               10,362.14              10,416.55
09/30/00              10,489.92               10,451.24              10,485.22
10/31/00              10,567.93               10,516.56              10,570.52
11/30/00              10,716.55               10,677.02              10,753.11
12/31/00              10,868.43               10,830.08              10,931.54
01/31/01              11,045.48               10,994.81              11,096.41
02/28/01              11,094.95               11,050.44              11,178.54
03/31/01              11,161.27               11,105.27              11,258.65
04/30/01              11,180.27               11,105.57              11,228.70
05/31/01              11,272.57               11,181.05              11,289.15
06/30/01              11,305.62               11,208.21              11,303.69
07/31/01              11,499.09               11,416.32              11,525.89
08/31/01              11,583.18               11,501.44              11,628.90
09/30/01              11,740.23               11,654.32              11,794.25
10/31/01              11,895.92               11,803.12              11,969.49
11/30/01              11,796.88               11,690.53              11,817.84
12/31/01              11,761.59               11,633.54              11,712.93
01/31/02              11,879.51               11,751.87              11,833.48
02/28/02              12,000.92               11,878.18              11,979.65
03/31/02              11,887.27               11,754.29              11,807.27
04/30/02              12,096.25               11,959.75              12,053.57
05/31/02              12,175.73               12,038.12              12,173.23
06/30/02              12,273.20               12,132.27              12,261.26
07/31/02              12,416.30               12,270.68              12,397.08
08/31/02              12,502.98               12,366.56              12,524.75
09/30/02              12,605.62               12,466.17              12,626.31
10/31/02              12,646.31               12,493.35              12,648.27
11/30/02              12,658.00               12,495.69              12,647.48
12/31/02              12,784.02               12,630.16              12,794.67
01/31/03              12,816.85               12,660.62              12,825.83
02/28/03              12,881.94               12,730.57              12,890.67
03/31/03              12,890.93               12,725.08              12,889.25
04/30/03              12,921.62               12,755.68              12,932.49
05/31/03              12,922.07               12,770.36              12,961.31
06/30/03              12,961.31               12,791.79              12,972.98
07/31/03              12,747.60               12,535.15              12,703.14
08/31/03              12,830.45               12,610.98              12,781.41
09/30/03              13,015.83               12,819.06              12,986.98
10/31/03              12,981.77               12,766.44              12,937.51
11/30/03              13,026.17               12,807.12              12,959.76
12/31/03              13,148.71               12,896.43              13,052.08
01/31/04              13,214.36               12,964.23              13,117.56
02/29/04              13,302.27               13,044.17              13,194.74
03/31/04              13,357.02               13,086.45              13,248.06
04/30/04              13,146.57               12,868.82              13,052.16
05/31/04              13,119.03               12,836.32              13,010.39
06/30/04              13,235.83               12,926.69              13,117.62
07/31/04              13,343.08               13,034.91              13,211.19
08/31/04              13,528.68               13,211.04              13,368.59
09/30/04              13,556.78               13,200.42              13,392.71
10/31/04              13,663.80               13,286.89              13,472.71
11/30/04              13,631.54               13,250.02              13,443.59
12/31/04              13,721.02               13,321.19              13,500.56
01/31/05              13,798.82               13,398.52              13,564.93
02/28/05              13,754.97               13,350.17              13,522.48
03/31/05              13,728.56               13,322.94              13,493.88
04/30/05              13,867.95               13,449.62              13,620.82
05/31/05              13,968.12               13,536.83              13,703.20
06/30/05              14,009.15               13,566.19              13,731.39
07/31/05              13,956.31               13,511.60              13,689.11
08/31/05              14,071.65               13,624.22              13,802.48
09/30/05              14,015.56               13,553.35              13,735.06
10/31/05              13,954.74               13,486.66              13,674.97
11/30/05              13,983.97               13,524.36              13,704.41
12/31/05              14,160.80               13,674.89              13,866.35
01/31/06              14,207.12               13,707.53              13,906.14
02/28/06              14,235.90               13,732.10              13,920.13
03/31/06              14,144.73               13,639.50              13,850.44
04/30/06              14,097.06               13,585.66              13,787.84
05/31/06              14,068.62               13,549.70              13,758.25
06/30/06              14,085.26               13,551.01              13,756.48
07/31/06              14,284.57               13,729.43              13,941.15
08/31/06              14,504.01               13,928.17              14,130.27
09/30/06              14,590.13               14,014.53              14,231.90
10/31/06              14,690.63               14,105.90              14,330.08
11/30/06              14,830.25               14,237.70              14,461.17
12/31/06              14,813.05               14,205.12              14,444.98
01/31/07              14,813.16               14,200.75              14,436.70
02/28/07              14,992.92               14,373.06              14,615.57
03/31/07              15,025.41               14,391.98              14,628.56
04/30/07              15,105.33               14,461.35              14,699.40
05/31/07              15,029.34               14,373.66              14,618.14
06/30/07              14,943.00               14,297.93              14,539.50
07/31/07              15,064.75               14,424.09              14,643.50
08/31/07              15,238.55               14,575.46              14,817.39
09/30/07              15,352.32               14,678.11              14,902.32
10/31/07              15,520.38               14,823.97              15,040.61
11/30/07              15,833.13               15,102.14              15,342.76
12/31/07              15,846.50               15,113.49              15,353.85
01/31/08              16,116.76               15,355.99              15,619.57
02/29/08              16,188.82               15,434.35              15,699.68
03/31/08              16,239.52               15,457.60              15,755.81
04/30/08              16,230.18               15,436.34              15,735.12
05/31/08              16,137.21               15,349.42              15,635.19
06/30/08              16,137.78               15,356.98              15,644.05
07/31/08              16,137.78               15,361.75              15,638.65
08/31/08              16,338.33               15,476.67              15,782.14
09/30/08              16,417.36               15,476.45              15,884.29
10/31/08              16,199.49               15,183.99              15,684.68
11/30/08              16,780.81               15,572.95              16,203.99
12/31/08              17,094.23               15,902.91              16,465.36
01/31/09              17,081.07               15,952.47              16,474.46
02/28/09              17,184.16               16,082.30              16,583.94
03/31/09              17,456.55               16,390.39              16,827.26
04/30/09              17,500.62               16,488.68              16,851.45
05/31/09              17,528.61               16,572.98              16,891.01
06/30/09              17,510.96               16,621.58              16,897.21
07/31/09              17,701.73               16,852.29              17,058.93
08/31/09              17,815.05               16,986.25              17,177.86
09/30/09              17,948.27               17,117.17              17,266.63
10/31/09              18,060.12               17,256.38              17,372.93
11/30/09              18,294.85               17,466.36              17,551.07
12/31/09              18,012.23               17,253.38              17,366.49
01/31/10              18,238.64               17,490.98              17,551.35
02/28/10              18,323.74               17,550.83              17,586.04
03/31/10              18,352.75               17,573.28              17,603.82
04/30/10              18,479.89               17,714.90              17,716.78
05/31/10              18,724.29               17,947.14              17,929.30

                                   [END CHART]

                Data from 5/31/00 to 5/31/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA GNMA Trust to the following benchmarks:

o   The unmanaged Barclays Capital GNMA Index covers the mortgage-backed pass-through securities of the Government National Mortgage Association
    (GNMA).

o   The unmanaged Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA GNMA TRUST

================================================================================

                        o ASSET ALLOCATION -- 5/31/2010 o

                         [PIE CHART OF ASSET ALLOCATION]

    30-YEAR FIXED-RATE SINGLE-FAMILY MORTGAGES*                        77.5%
    15-YEAR FIXED-RATE SINGLE-FAMILY MORTGAGES*                         9.2%
    MONEY MARKET INSTRUMENTS                                            6.4%
    OTHER U.S. GOVERNMENT GUARANTEED SECURITIES                         4.8%
    COLLATERALIZED MORTGAGE OBLIGATIONS                                 1.7%

                                   [END CHART]

*   Combined in the portfolio of investments under mortgage-backed pass-through securities, single-family.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 18-21.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended
May 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

For the fiscal year ended May 31, 2010, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $23,326,000 as qualifying interest income.

================================================================================

16  | USAA GNMA TRUST

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA GNMA TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA GNMA Trust (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31, 2010, and the
related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
USAA GNMA Trust at May 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
July 23, 2010

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  17

================================================================================

PORTFOLIO OF INVESTMENTS

May 31, 2010

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE     MATURITY          (000)
--------------------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY ISSUES (93.2%)(a)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES,
            SINGLE-FAMILY (86.7%)
$ 5,361     Government National Mortgage Assn. I            4.50%     5/15/2024     $  5,670
  8,306     Government National Mortgage Assn. I            4.50      9/15/2024        8,785
  6,530     Government National Mortgage Assn. I            4.50     10/15/2024        6,907
  6,290     Government National Mortgage Assn. I            4.50     10/15/2024        6,652
  9,878     Government National Mortgage Assn. I            4.50     11/15/2039       10,166
 14,837     Government National Mortgage Assn. I            4.50     12/15/2039       15,271
 49,787     Government National Mortgage Assn. I            4.50      2/15/2040       51,243
 14,748     Government National Mortgage Assn. I            4.50      3/15/2040       15,179
  6,506     Government National Mortgage Assn. I            5.00      2/15/2039        6,876
  2,698     Government National Mortgage Assn. I            5.50     12/15/2018        2,922
 15,348     Government National Mortgage Assn. I            5.50     10/15/2033       16,602
  6,327     Government National Mortgage Assn. I            5.50     12/15/2033        6,844
  3,050     Government National Mortgage Assn. I            5.50      7/15/2034        3,296
 12,243     Government National Mortgage Assn. I            5.50     10/15/2035       13,215
  7,073     Government National Mortgage Assn. I            5.50      3/15/2038        7,605
  9,050     Government National Mortgage Assn. I            5.50      4/15/2038        9,731
 20,009     Government National Mortgage Assn. I            5.50      6/15/2039       21,513
  2,407     Government National Mortgage Assn. I            6.00     12/15/2016        2,600
  2,598     Government National Mortgage Assn. I            6.00      8/15/2022        2,806
  1,637     Government National Mortgage Assn. I            6.00      4/15/2028        1,791
    548     Government National Mortgage Assn. I            6.00     11/15/2028          602
  1,300     Government National Mortgage Assn. I            6.00      2/15/2029        1,428
    972     Government National Mortgage Assn. I            6.00      7/15/2029        1,069
  1,329     Government National Mortgage Assn. I            6.00      5/15/2032        1,461
  4,300     Government National Mortgage Assn. I            6.00      1/15/2033        4,713
  1,272     Government National Mortgage Assn. I            6.00      2/15/2033        1,395
  1,512     Government National Mortgage Assn. I            6.00      7/15/2033        1,658
    893     Government National Mortgage Assn. I            6.00      9/15/2033          979
  3,816     Government National Mortgage Assn. I            6.00      3/15/2037        4,136
  6,284     Government National Mortgage Assn. I            6.00      9/15/2037        6,812
  4,145     Government National Mortgage Assn. I            6.00      5/15/2038        4,492
  8,598     Government National Mortgage Assn. I            6.00      5/15/2038        9,318
  3,414     Government National Mortgage Assn. I            6.00      9/15/2038        3,700
  6,345     Government National Mortgage Assn. I            6.00     10/15/2038        6,876
  5,620     Government National Mortgage Assn. I            6.00     12/15/2038        6,091

================================================================================

18  | USAA GNMA TRUST

================================================================================

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE     MATURITY          (000)
--------------------------------------------------------------------------------------------

$   375     Government National Mortgage Assn. I            6.50%     5/15/2028     $    419
    355     Government National Mortgage Assn. I            6.50      5/15/2028          397
    385     Government National Mortgage Assn. I            6.50      7/15/2028          430
    326     Government National Mortgage Assn. I            6.50      9/15/2028          364
  1,061     Government National Mortgage Assn. I            6.50     11/15/2028        1,186
     49     Government National Mortgage Assn. I            6.50      1/15/2029           54
     46     Government National Mortgage Assn. I            6.50      1/15/2029           52
    929     Government National Mortgage Assn. I            6.50      3/15/2031        1,034
  1,003     Government National Mortgage Assn. I            6.50     10/15/2031        1,117
    689     Government National Mortgage Assn. I            6.50      1/15/2032          763
    298     Government National Mortgage Assn. I            6.50      3/15/2032          330
    999     Government National Mortgage Assn. I            6.50      8/15/2032        1,107
  4,433     Government National Mortgage Assn. I            6.50      9/15/2032        4,934
     72     Government National Mortgage Assn. I            6.75      5/15/2028           81
    144     Government National Mortgage Assn. I            6.75      5/15/2028          162
     76     Government National Mortgage Assn. I            7.00      4/15/2027           86
    672     Government National Mortgage Assn. I            7.00      5/15/2027          760
     61     Government National Mortgage Assn. I            7.00      6/15/2028           69
     45     Government National Mortgage Assn. I            7.00      7/15/2028           51
    187     Government National Mortgage Assn. I            7.00      8/15/2028          212
    106     Government National Mortgage Assn. I            7.00      8/15/2028          120
    200     Government National Mortgage Assn. I            7.00      9/15/2028          226
  1,004     Government National Mortgage Assn. I            7.00      5/15/2029        1,137
  1,021     Government National Mortgage Assn. I            7.00      6/15/2029        1,157
    527     Government National Mortgage Assn. I            7.00      8/15/2031          598
    281     Government National Mortgage Assn. I            7.00      9/15/2031          318
    378     Government National Mortgage Assn. I            7.00     10/15/2031          429
    154     Government National Mortgage Assn. I            7.00      6/15/2032          175
    581     Government National Mortgage Assn. I            7.00      7/15/2032          659
    278     Government National Mortgage Assn. I            7.50      2/15/2028          316
     57     Government National Mortgage Assn. I            7.50      3/15/2029           65
    152     Government National Mortgage Assn. I            7.50      4/15/2029          174
     73     Government National Mortgage Assn. I            7.50      7/15/2029           83
    410     Government National Mortgage Assn. I            7.50     10/15/2029          467
    157     Government National Mortgage Assn. I            7.50     10/15/2029          179
     57     Government National Mortgage Assn. I            7.50     12/15/2030           66
     64     Government National Mortgage Assn. I            7.50      1/15/2031           73
    104     Government National Mortgage Assn. I            7.50     11/15/2031          119
     15     Government National Mortgage Assn. I            8.00      1/15/2022           17
    172     Government National Mortgage Assn. I            8.00      6/15/2023          199
    275     Government National Mortgage Assn. I            8.00      5/15/2027          319
    161     Government National Mortgage Assn. I            8.00      7/15/2030          187
     86     Government National Mortgage Assn. I            8.00      9/15/2030           99
     33     Government National Mortgage Assn. I            8.50      6/15/2021           38

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE     MATURITY          (000)
--------------------------------------------------------------------------------------------

$    10     Government National Mortgage Assn. I            8.50%     7/15/2022     $     12
    107     Government National Mortgage Assn. I            9.00      7/15/2021          124
 13,235     Government National Mortgage Assn. II           4.50      4/20/2024       13,947
  7,271     Government National Mortgage Assn. II           5.00      5/20/2033        7,733
  8,337     Government National Mortgage Assn. II           5.00      7/20/2033        8,866
  5,647     Government National Mortgage Assn. II           5.00      6/20/2034        5,999
 16,604     Government National Mortgage Assn. II           5.00      9/20/2035       17,612
  7,506     Government National Mortgage Assn. II           5.00      2/20/2037        7,941
  1,744     Government National Mortgage Assn. II           5.50      4/20/2033        1,890
  6,193     Government National Mortgage Assn. II           5.50      3/20/2034        6,702
 23,513     Government National Mortgage Assn. II           5.50      2/20/2035       25,416
 20,271     Government National Mortgage Assn. II           5.50      4/20/2035       21,911
 11,574     Government National Mortgage Assn. II           5.50      7/20/2035       12,511
  8,138     Government National Mortgage Assn. II           5.50      1/20/2037        8,768
    874     Government National Mortgage Assn. II           6.00      3/20/2031          964
  2,141     Government National Mortgage Assn. II           6.00      8/20/2032        2,361
  1,736     Government National Mortgage Assn. II           6.00      9/20/2032        1,914
  1,812     Government National Mortgage Assn. II           6.00     10/20/2033        1,996
  1,731     Government National Mortgage Assn. II           6.00     12/20/2033        1,901
  5,528     Government National Mortgage Assn. II           6.00      2/20/2034        6,061
  5,152     Government National Mortgage Assn. II           6.00      3/20/2034        5,649
  4,340     Government National Mortgage Assn. II           6.00      9/20/2034        4,761
 10,557     Government National Mortgage Assn. II           6.00     10/20/2034       11,575
  2,277     Government National Mortgage Assn. II           6.00     11/20/2034        2,493
  5,983     Government National Mortgage Assn. II           6.00      5/20/2036        6,519
    336     Government National Mortgage Assn. II           6.50      5/20/2031          374
    272     Government National Mortgage Assn. II           6.50      7/20/2031          303
    774     Government National Mortgage Assn. II           6.50      8/20/2031          862
  1,175     Government National Mortgage Assn. II           6.50      4/20/2032        1,307
  1,105     Government National Mortgage Assn. II           6.50      6/20/2032        1,229
  3,868     Government National Mortgage Assn. II           6.50      8/20/2034        4,279
    969     Government National Mortgage Assn. II           7.00      9/20/2030        1,095
    138     Government National Mortgage Assn. II           7.50      4/20/2031          157
     45     Government National Mortgage Assn. II           8.00     12/20/2022           52
    962     Government National Mortgage Assn. II           8.00      8/20/2030        1,114
  8,994     Fannie Mae(+)                                   5.00     12/01/2035        9,449
  6,422     Fannie Mae(+)                                   5.50     11/01/2037        6,853
    507     Fannie Mae(+)                                   6.00      2/01/2017          548
 11,369     Fannie Mae(+)                                   6.00      5/01/2038       12,265
    419     Fannie Mae(+)                                   6.50     10/01/2016          452
  2,807     Fannie Mae(+)                                   6.50     12/01/2016        3,035
  1,905     Freddie Mac(+)                                  5.00      1/01/2021        2,040
  6,050     Freddie Mac(+)                                  5.50     12/01/2035        6,470
                                                                                    --------
                                                                                     528,742
                                                                                    --------

================================================================================

20  | USAA GNMA TRUST

================================================================================

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE     MATURITY          (000)
--------------------------------------------------------------------------------------------

            COLLATERALIZED MORTGAGE OBLIGATIONS (1.7%)
$ 9,950     Government National Mortgage Assn. I            5.50%     3/16/2032     $ 10,460
                                                                                    --------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (4.8%)
  5,000     Bank of America Corp., FDIC TLGP                0.47(b)   6/22/2012        5,033
  5,000     JPMorgan Chase & Co., FDIC TLGP                 0.53(b)  12/26/2012        5,042
  5,000     JPMorgan Chase & Co., FDIC TLGP                 0.65(b)   6/22/2012        5,042
  4,000     MetLife, Inc., FDIC TLGP                        0.61(b)   6/29/2012        4,034
  5,000     State Street Corp., FDIC TLGP                   0.46(b)   9/15/2011        5,013
  5,000     Union Bank N.A., FDIC TLGP                      0.46(b)   3/16/2012        5,024
                                                                                    --------
                                                                                      29,188
                                                                                    --------
            Total U.S. Government Agency Issues (cost: $537,625)                     568,390
                                                                                    --------
            MONEY MARKET INSTRUMENTS (6.4%)

            REPURCHASE AGREEMENTS (6.4%)
39,012      Credit Suisse First Boston, LLC, 0.20%,
               acquired on 5/28/2010 and due on 6/01/2010
               at $39,012 (collateralized by $36,786 of
               Government National Mortgage Assn. I(a),
               5.50%, due 12/15/2039; market value
               $39,795) (cost: $39,012)                                               39,012
                                                                                    --------

            TOTAL INVESTMENTS (COST: $576,637)                                      $607,402
                                                                                    ========

----------------------------------------------------------------------------------------------------------
($ IN 000s)                                                VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------
                                             (LEVEL 1)             (LEVEL 2)        (LEVEL 3)
                                         QUOTED PRICES     OTHER SIGNIFICANT      SIGNIFICANT
                                     IN ACTIVE MARKETS            OBSERVABLE     UNOBSERVABLE
ASSETS                            FOR IDENTICAL ASSETS                INPUTS           INPUTS        TOTAL
----------------------------------------------------------------------------------------------------------

U.S. Government Agency Issues                       $-              $568,390               $-     $568,390
Money Market Instruments:
   Repurchase Agreements                             -                39,012                -       39,012
----------------------------------------------------------------------------------------------------------
Total                                               $-              $607,402               $-     $607,402
----------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2010

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
    100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    FDIC TLGP  The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

o   SPECIFIC NOTES

    (a)  U.S. government agency issues -- mortgage-backed securities issued by
         Government National Mortgage Association (GNMA) and certain other U.S.
         government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-
         sponsored enterprises, indicated with "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S.
         Treasury, the discretionary authority of

================================================================================

22  | USAA GNMA TRUST

================================================================================

         the U.S. government to purchase the government-sponsored enterprises'
         obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S.
         Treasury.

    (b)  Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at May 31, 2010.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

May 31, 2010

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $576,637)             $607,402
  Cash                                                                             1
  Receivables:
     Capital shares sold                                                         969
     Interest                                                                  2,286
                                                                            --------
        Total assets                                                         610,658
                                                                            --------
LIABILITIES
  Payables:
     Capital shares redeemed                                                     383
     Dividends on capital shares                                                 226
  Accrued management fees                                                         41
  Accrued transfer agent's fees                                                   14
  Other accrued expenses and payables                                             75
                                                                            --------
        Total liabilities                                                        739
                                                                            --------
           Net assets applicable to capital shares outstanding              $609,919
                                                                            ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                           $598,956
  Accumulated net realized loss on investments                               (19,802)
  Net unrealized appreciation of investments                                  30,765
                                                                            --------
           Net assets applicable to capital shares outstanding              $609,919
                                                                            ========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                 59,872
                                                                            ========
  Net asset value, redemption price, and offering price per share           $  10.19
                                                                            ========

See accompanying notes to financial statements.

================================================================================

24  | USAA GNMA TRUST

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended May 31, 2010

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                        $24,935
                                                                         -------
EXPENSES
  Management fees                                                            562
  Administration and servicing fees                                          887
  Transfer agent's fees                                                      765
  Custody and accounting fees                                                100
  Postage                                                                     42
  Shareholder reporting fees                                                  25
  Trustees' fees                                                              10
  Registration fees                                                           45
  Professional fees                                                           84
  Other                                                                       16
                                                                         -------
        Total expenses                                                     2,536
  Transfer agent's fees reimbursed (Note 5C)                                 (31)
                                                                         -------
        Net expenses                                                       2,505
                                                                         -------
NET INVESTMENT INCOME                                                     22,430
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                          284
  Change in net unrealized appreciation/depreciation                      12,312
                                                                         -------
        Net realized and unrealized gain                                  12,596
                                                                         -------
  Increase in net assets resulting from operations                       $35,026
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended May 31,

--------------------------------------------------------------------------------

                                                                   2010           2009
---------------------------------------------------------------------------------------

FROM OPERATIONS
    Net investment income                                     $  22,430      $  23,456
    Net realized gain on investments                                284            115
    Change in net unrealized appreciation/depreciation of
        investments                                              12,312         17,975
                                                              ------------------------
        Increase in net assets resulting from operations         35,026         41,546
                                                              ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                       (22,430)       (23,456)
                                                              ------------------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                                   181,320        201,308
    Reinvested dividends                                         19,609         20,049
    Cost of shares redeemed                                    (167,859)      (188,861)
                                                              ------------------------
        Increase in net assets from capital
           share transactions                                    33,070         32,496
                                                              ------------------------
    Capital contribution from USAA Transfer Agency
        Company                                                       -              2
                                                              ------------------------
    Net increase in net assets                                   45,666         50,588
NET ASSETS
    Beginning of year                                           564,253        513,665
                                                              ------------------------
    End of year                                               $ 609,919      $ 564,253
                                                              ========================
CHANGE IN SHARES OUTSTANDING
    Shares sold                                                  18,029         20,513
    Shares issued for dividends reinvested                        1,947          2,052
    Shares redeemed                                             (16,690)       (19,267)
                                                              ------------------------
        Increase in shares outstanding                            3,286          3,298
                                                              ========================

See accompanying notes to financial statements.

================================================================================

26  | USAA GNMA TRUST

================================================================================

NOTES TO FINANCIAL STATEMENTS

May 31, 2010

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA GNMA Trust
(the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's
       Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the
       Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type;
       indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

   3.  Repurchase agreements are valued at cost, which approximates market value.

   4.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager),
       an affiliate of the Fund, under valuation procedures approved by the
       Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.
       Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted)
   in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities,

================================================================================

28  | USAA GNMA TRUST

================================================================================

   inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the
   Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
   Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party"
   custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
   and payment for securities that have been purchased by the Fund on a delayed-
   delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

   these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended May 31,
   2010, these custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The
   Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the

================================================================================

30  | USAA GNMA TRUST

================================================================================

Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended May 31, 2010, the Fund paid CAPCO facility fees of $3,000, which represents 1.5% of the total fees paid to CAPCO by the USAA funds. The
Fund had no borrowings under this agreement during the year ended May 31, 2010.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S.
generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for the expiration of capital loss carryovers resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated net realized loss on investments by $893,000.
These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended May 31, 2010, and
2009, was as follows:

                                           2010                      2009
                                        -------------------------------------
Ordinary income*                        $22,430,000               $23,456,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

As of May 31, 2010, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                   $    226,000
Accumulated capital and other losses                             (19,802,000)
Unrealized appreciation                                           30,765,000

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended
May 31, 2010, the Fund utilized capital loss carryovers of $283,000 to offset capital gains. At May 31, 2010, the Fund had capital loss carryovers of
$19,802,000, for federal income tax purposes which, if not offset by subsequent capital gains, will expire between 2012 and 2015, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                                   CAPITAL LOSS CARRYOVERS
                         ------------------------------------------
                          EXPIRES                         BALANCE
                         --------                       -----------
                           2012                         $ 9,577,000
                           2013                           4,814,000
                           2014                           3,887,000
                           2015                           1,524,000
                                                        -----------
                                             Total      $19,802,000
                                                        ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if

================================================================================

32  | USAA GNMA TRUST

================================================================================

the tax positions were deemed to not meet the more-likely-than-not threshold.
For the year ended May 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of May 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue
Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2010, were $165,096,000 and
$148,191,000, respectively.

As of May 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was $576,637,000.

Gross unrealized appreciation and depreciation of investments as of May 31,
2010, for federal income tax purposes, were $30,765,000 and $0, respectively, resulting in net unrealized appreciation of $30,765,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets for the fiscal year.

   The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper GNMA Funds Index over the performance period. The Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The performance period for the Fund consists of the current

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

   month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

   OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
   RELATIVE TO INDEX(1)               AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
   -----------------------------------------------------------------------------
   +/- 0.20% to 0.50%                 +/- 0.04%
   +/- 0.51% to 1.00%                 +/- 0.05%
   +/- 1.01% and greater              +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper GNMA Funds Index over that period, even if the Fund had overall negative returns during the performance period.

   For the year ended May 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $562,000, which included a (0.03)%
   performance adjustment of $(177,000).

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $887,000.

   In addition to the services provided under its Administration and Servicing
   Agreement with the Fund, the Manager also provides certain

================================================================================

34  | USAA GNMA TRUST

================================================================================

   compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended May 31, 2010, the Fund reimbursed the Manager $26,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder
   Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2010, the Fund incurred transfer agent's fees, paid or payable to SAS, of $765,000. During the year ended May
   31, 2010, SAS reimbursed the Fund $31,000 for corrections in fees paid for the administration and servicing of certain accounts. Additionally, the Fund recorded a capital contribution and receivable from SAS of less than $500 at
   May 31, 2010, for adjustments related to corrections to shareholder transactions.

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
   Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date, but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that require

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

recognition or disclosure in the Fund's financial statements. The following subsequent event will affect the Fund's future financial statements.

Effective August 1, 2010, the Fund will offer a new class of shares, Adviser
Shares, which are intended for persons purchasing shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

(8) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In January 2010, the Financial Accounting
    Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

36  | USAA GNMA TRUST

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                 YEAR ENDED MAY 31,
                                         --------------------------------------------------------------------
                                             2010           2009           2008           2007           2006
                                         --------------------------------------------------------------------

Net asset value at beginning of period   $   9.97       $   9.64       $   9.45       $   9.32       $   9.76
                                         --------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income (loss)                .38            .43            .45            .44            .48
  Net realized and unrealized
    gain (loss)                               .22            .33            .19            .13           (.44)
                                         --------------------------------------------------------------------
Total from investment operations              .60            .76            .64            .57            .04
                                         --------------------------------------------------------------------
Less distributions from:
  Net investment income                      (.38)          (.43)          (.45)          (.44)          (.48)
                                         --------------------------------------------------------------------
Net asset value at end of period         $  10.19       $   9.97       $   9.64       $   9.45       $   9.32
                                         ====================================================================
Total return (%)*                            6.15(c)        8.05           6.94           6.25(a)         .40
Net assets at end of period (000)        $609,919       $564,253       $513,665       $504,626       $521,176
Ratios to average net assets:**
  Expenses (%)(b)                             .43(c)         .55            .51            .52(a)         .49
  Net investment income (%)                  3.79           4.38           4.74           4.69           4.46
Portfolio turnover (%)                         27             20             11             14             26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the year ended May 31, 2010, average net assets were $591,553,000.
(a) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred.The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) During the year ended May 31, 2010, SAS reimbursed the Fund $31,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

EXPENSE EXAMPLE

May 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2009, through May
31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance

================================================================================

38  | USAA GNMA TRUST

================================================================================

or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                   BEGINNING            ENDING         DURING PERIOD*
                                 ACCOUNT VALUE      ACCOUNT VALUE    DECEMBER 1, 2009 -
                                DECEMBER 1, 2009     MAY 31, 2010       MAY 31, 2010
                                -------------------------------------------------------

Actual                             $1,000.00          $1,021.60            $2.07

Hypothetical
 (5% return before expenses)        1,000.00           1,022.89             2.07

* Expenses are equal to the Fund's annualized expense ratio of 0.41%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.16% for the six-month period of December
  1, 2009, through May 31, 2010.

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

ADVISORY AGREEMENT

May 31, 2010

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 9, 2010, the
Board, including the Trustees who are not "interested persons" of the Trust (the
Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the
Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the
Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses and profitability. However, the

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40  | USAA GNMA TRUST

================================================================================

Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the
Independent Trustees, voted to approve the Advisory Agreement. In approving the
Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory
Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of
Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the

================================================================================

                                                        ADVISORY AGREEMENT |  41

================================================================================

Fund's other service providers also was considered. The Board considered the
Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the
Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory
Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classifications, sales load type (in this case, investment companies with no sales loads and front-end-loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the
Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and its expense universe. The data indicated that the
Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of

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42  | USAA GNMA TRUST

================================================================================

computing the management fee, including the performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results.
The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the
"performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its
Lipper index for the one- and three-year periods ended December 31, 2009, was above the average of its performance universe and lower than its Lipper index for the five-year period ended December 31, 2009, and was above the average of its performance universe and Lipper index for the ten-year period ended December
31, 2009. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended
December 31, 2009, and in the top 50% of its performance universe for the three-, and five-year periods ended December 31, 2009. The Board took into account Management's discussion of the Fund's performance, including factors that contributed to the Fund's more recent underperformance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the
Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the
Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax

================================================================================

                                                        ADVISORY AGREEMENT |  43

================================================================================

expenses. In reviewing the overall profitability of the management fee to the
Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the
Manager may derive reputational and other benefits from its association with the
Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Trustees also noted the relatively low management fee and total expenses of the Fund as compared to its peer group and peer universe.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussions of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's
Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the Fund's performance is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the
Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

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44  | USAA GNMA TRUST

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds.
The Board of Trustees is responsible for the general oversight of the funds'
business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the
Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds as of May 31, 2010. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road,
San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800)
531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  45

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------
CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO
(2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief
Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA
Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09);
President, Financial Advice and Solutions Group (FASG) USAA (9/09-present);
President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA
Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------
BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

46  | USAA GNMA TRUST

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones
Graduate School of Business at Rice University (7/02-present); Associate
Professor of Finance at Jesse H. Jones Graduate School of Management at Rice
University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  47

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of
     1940.
 (2) Member of Executive Committee
 (3) Member of Audit Committee
 (4) Member of Pricing and Investment Committee
 (5) Member of Corporate Governance Committee
 (6) The address for all non-interested trustees is that of the USAA Funds,
     P.O. Box 659430, San Antonio, TX 78265-9430.
 (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the
     Funds' Board in November 2008.
 (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

48  | USAA GNMA TRUST

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------
DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and
Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present);
Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG
Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Vice President, Financial Advice & Solutions Group General Counsel, USAA
(10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08);
Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel,
Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the
Officer positions of Vice President and Secretary of IMCO and SAS and Vice
President and Assistant Secretary of FAI and FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  49

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA
(11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA
(12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and
USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA
(2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief
Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company
      Act of 1940.

================================================================================

50  | USAA GNMA TRUST

================================================================================
TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"
OR CALL

(800) 531-USAA                       Under "My Accounts" go to

         (8722)                      "Investments." View account balances,
                                     or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23413-0710                                (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics  (Sarbanes  Code)  applicable  solely to its  senior  financial officers,  including its principal  executive  officer  (President),  as defined under  the  Sarbanes-Oxley  Act of  2002  and  implementing  regulations  of the
Securities and Exchange  Commission.  A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No  waivers (explicit  or  implicit)  have been  granted from a provision of the
Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On  November  18,  2008,  the  Board of  Trustees  of USAA  Mutual  Funds  Trust
designated  Dr.  Barbara  B.  Ostdiek,  Ph.D.  as the  Board's  audit  committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice  University  since  2001.  Dr.  Ostdiek also has  served as an  Academic
Director at El Paso  Corporation  Finance  Center since 2002.  Dr. Ostdiek is an independent  trustee who serves as a member of the Audit Committee,  Pricing and
Investment  Committee  and the  Corporate  Governance  Committee of the Board of
Trustees of USAA Mutual Funds Trust.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 10 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the  Registrant's  independent  auditor,  Ernst & Young  LLP,  for  professional services rendered for the audit of the Registrant's annual financial  statements and services provided in connection with statutory and regulatory filings by the

 Registrant for the Funds for fiscal years ended May 31,  2010 and 2009 were

 $280,916 and $288,764, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young,  LLP by USAA Shareholder  Account Services (SAS) for professional  services  rendered for audit related services  related to the annual study of internal  controls of the transfer agent for fiscal years ended May 31, 2010 and 2009 were $61,513 and

 $63,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES.  No such fees were  billed by Ernst & Young LLP for the  review of federal,  state and city income and tax returns and excise tax  calculations for fiscal years ended May 31, 2010 and 2009.

(d) ALL OTHER  FEES.  No such fees were  billed by Ernst & Young LLP for  fiscal years ended May 31, 2010 and 2009.

(e)(1) AUDIT COMMITTEE  PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the
Audit Committee. The Audit Committee Charter also permits the Chair of the Audit
Committee  to  pre-approve  any  permissible  non-audit  service  that  must  be commenced  prior to a scheduled  meeting of the Audit  Committee.  All non-audit services were pre-approved by the Audit Committee or its Chair,  consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The  aggregate  non-audit  fees  billed  by Ernst & Young  LLP for  services rendered to the Registrant and the Registrant's  investment  adviser,  IMCO, and the Funds' transfer agent, SAS, for May 31, 2010 and 2009 were $104,896 and
$108,000, respectively.

(h) Ernst & Young LLP provided  non-audit services to IMCO in 2010 and 2009 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly  related to the  operations  of the  Registrant's
Funds. The Board of Trustees will consider Ernst & Young LLP's  independence and will  consider  whether the  provision  of these  non-audit  services to IMCO is compatible with maintaining Ernst & Young LLP's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded,  processed,  summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:

                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual  Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with  Section  406 of the  Sarbanes-Oxley  Act of
2002 (the Act) and  implementing  regulations  of the  Securities  and  Exchange
Commission (SEC). The Code applies to the Trust's Principal  Executive  Officer,
Principal  Financial  Officer and Principal  Accounting  Officer (each a Covered
Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              -   honest and ethical conduct,  including the ethical handling of actual or apparent  conflicts of interest  between the Covered
                  Officers' personal and professional relationships;
              -   full, fair, accurate,  timely and understandable disclosure in reports and  documents  that the Trust files with,  or submits to,  the SEC and in other  public  communications  made by the
                  Trust;
              -   compliance with applicable laws and governmental rules and regulations;
              -   prompt  internal  reporting of  violations  of the Code to the
                  Chief Legal  Officer of the Trust,  the President of the Trust
                  (if the violation  concerns the  Treasurer),  the CEO of USAA, and if deemed  material to the Funds'  financial  condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each  Covered  Officer  should  adhere to a high  standard  of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences,  or reasonably appears to influence,  the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example,  a  conflict  of  interest  could  arise if a  Covered  Officer,  or an immediate family member,  receives  personal  benefits as a result of his or her position with the Funds.

         Certain  conflicts  of  interest  arise  out of  relationships  between
Covered  Officers and the Funds and are already  subject to conflict of interest provisions  in the  Investment  Company  Act of  1940  (the  1940  Act)  and the
Investment  Advisers  Act of 1940  (the  Advisers  Act).  For  example,  Covered
Officers  may not  individually  engage in certain  transactions  with the Funds because of their status as  "affiliated  persons" of the Funds.  The USAA Funds'
and  USAA  Investment   Management  Company's  (IMCO)  compliance  programs  and
procedures are designed to prevent, or identify and correct, violations of these provisions.  This Code does not, and is not intended to, repeat or replace these programs and  procedures,  and such  conflicts fall outside of the parameters of this Code.

         Although  typically not presenting an opportunity for improper personal benefit,  conflicts  could  arise  from,  or as a  result  of,  the  contractual relationships  between the Funds and IMCO of which the Covered Officers are also officers  or  employees.  As a result,  this Code  recognizes  that the  Covered
Officers  will, in the normal course of their duties  (whether  formally for the
Funds or for IMCO,  or for both),  be  involved  in  establishing  policies  and implementing  decisions that will have different  effects on IMCO and the Funds.
The  participation  of Covered  Officers in such  activities  is inherent in the contractual  relationship  between the Funds and IMCO and is consistent with the performance  by the Covered  Officers of their  duties as officers of the Funds.
Thus,  if performed in  compliance  with the  provisions of the 1940 Act and the
Advisers Act, such activities will be deemed to have been handled ethically.

         B.  GENERAL  RULE.  Covered  Officers  Should Avoid Actual and Apparent
             Conflicts of Interest.

         Conflicts of interest,  other than the  conflicts  described in the two preceding  paragraphs,  are covered by the Code.  The  following  list  provides examples of conflicts of interest  under the Code, but Covered  Officers  should keep in mind that these examples are not exhaustive.  The overarching  principle is that  the  personal  interest  of a  Covered  Officer  should  not be  placed improperly before the interest of the Funds and their shareholders.

         Each Covered  Officer must not engage in conduct  that  constitutes  an actual conflict of interest between the Covered Officer's  personal interest and the interests of the Funds and their shareholders.  Examples of actual conflicts of interest are listed below but are not  exclusive.  Each Covered  Officer must not:

         -    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby  the  Covered  Officer  would  benefit  personally  to the detriment of the Funds and their shareholders;
         -    cause the Funds to take action,  or fail to take  action,  for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         -    accept gifts, gratuities,  entertainment or any other benefit from any  person  or entity  that does  business  or is  seeking  to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         -    accept gifts, gratuities,  entertainment or any other benefit with a market value over $100 per person,  per year,  from or on behalf of any person or entity that does,  or seeks to do,  business with or on behalf of the Funds.
              -       EXCEPTION.  Business-related  entertainment such as meals, and tickets to sporting or  theatrical  events,  which are
                      infrequent   and  not  lavish  are   excepted   from  this
                      prohibition.  Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value,  incidental to the business, and not so
                      frequent  as  to  raise  any   question   of   impropriety
                      (Customary Business Entertainment).

         Certain  situations  that could present the appearance of a conflict of interest  should  be  discussed  with,  and  approved  by,  or  reported  to, an appropriate person. Examples of these include:

         -    service as a director  on the board or an officer of any public or private company,  other than a USAA company or the Trust,  must be approved  by  the  USAA  Funds'  and  Investment  Code  of  Ethics
              Committee and reported to the Trust.
         -    the receipt of any non-nominal (I.E.,  valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes  of this  Code,  the  individual  holding  the  title  of
              Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         -    the receipt of any business-related  entertainment from any person or entity  with  which  the  Funds  have  current  or  prospective business  dealings  must be approved in advance by the Chief Legal
              Officer unless such entertainment  qualifies as Customary Business
              Entertainment.
         -    any  ownership  interest  in,  or  any  consulting  or  employment relationship  with, any of the Trust's  service  providers,  other than IMCO or any other USAA  company,  must be approved by the CEO of USAA and reported to the Trust's Board.
         -    any material direct or indirect financial interest in commissions, transaction  charges  or spreads  paid by the Funds for  effecting portfolio  transactions  or for selling or redeeming  shares other than an interest  arising from the Covered  Officer's  employment, such as compensation or equity ownership should be approved by the
              CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            -     Each  Covered  Officer  should  familiarize  himself  with the disclosure  requirements  applicable  to the  Funds,  and  the procedures  and policies  implemented  to promote full,  fair, accurate, timely and understandable disclosure by the Trust.
            -     Each Covered  Officer  should not knowingly  misrepresent,  or cause others to misrepresent, facts about the Funds to others, whether  within or outside the Funds,  including to the Funds'
                  Trustees  and  auditors,  and  to  government  regulators  and self-regulatory organizations.
            -     Each Covered Officer should, to the extent  appropriate within his area of  responsibility,  consult with other  officers and employees  of the Funds  and IMCO  with the goal of  promoting full, fair, accurate,  timely and understandable disclosure in the  reports  and  documents  filed  by  the  Trust  with,  or submitted to, the SEC, and in other public communications made by the Funds.
            -     Each Covered Officer is responsible  for promoting  compliance with the  standards  and  restrictions  imposed by  applicable laws, rules and regulations, and promoting compliance with the
                  USAA Funds' and IMCO's operating policies and procedures.
            -     A Covered  Officer  should not  retaliate  against  any person who reports a potential  violation of this Code in good faith.
            -     A Covered  Officer  should notify the Chief  Legal  Officer promptly if he knows of any  violation  of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A.     INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust
                is responsible for applying this Code to specific  situations in which  questions are presented under it and has the authority to interpret the Code in any particular situation.  The Chief Legal
                Officer should consult, if appropriate,  the USAA Funds' outside counsel or counsel for the Independent  Trustees.  However,  any approvals  or  waivers  sought  by a  Covered  Officer  will  be reported  initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     -  Upon  adoption  of the Code,  affirm  in  writing to the
                        Board that he has received, read and understands the
                        Code.
                     -  Annually  thereafter affirm to the Chief Legal Officer
                        that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     -  report to the Board about any matter or situation
                        submitted by a Covered Officer for interpretation under
                        the Code, and the advice given by the Chief Legal
                        Officer;
                     -  report  annually  to the Board and the  Corporate
                        Governance  Committee  describing any issues that arose
                        under the Code,  or informing the Board and Corporate
                        Governance Committee that no reportable issues occurred
                        during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in  investigating  and enforcing this Code:

         -        INITIAL   COMPLAINT.   All   complaints  or  other   inquiries
                  concerning  potential  violations of the Code must be reported to the Chief Legal  Officer.  The Chief Legal Officer shall be responsible  for  documenting  any complaint.  The Chief Legal
                  Officer also will report  immediately  to the President of the
                  Trust (if the complaint  involves the  Treasurer),  the CEO of
                  USAA and the  Chair of the  Trust's  Audit  Committee  (if the
                  complaint  involves  the  President)  any  material  potential violations  that could  have a  material  effect on the Funds'
                  financial  condition or reputation.  For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         -        INVESTIGATIONS.   The  Chief  Legal   Officer  will  take  all
                  appropriate  action to  investigate  any  potential  violation unless the CEO of USAA  directs  another  person to  undertake such investigation. The Chief Legal Officer may utilize USAA's
                  Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's  outside counsel or the counsel to the Independent
                  Trustees (if any) to  participate in any  investigation  under this Code.
         -        STATUS  REPORTS.  The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the
                  Code that could have a material effect on the Funds' financial condition or reputation,  and quarterly  updates regarding all other alleged violations of the Code.
         -        VIOLATIONS OF THE CODE.  If after investigation, the Chief
                  Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his
                  recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation
                  could materially affect the Funds' financial condition or
                  reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate.  Appropriate
                  action could include: (1) review of, and modifications to, the
                  Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other
                  disciplinary actions including reprimands or fines.
                  -        The  Board  of  Trustees   understands  that  Covered
                           Officers  also are subject to USAA's Code of Business
                           Conduct.  If a violation  of this Code also  violates
                           USAA's Code of Business Conduct,  these procedures do
                           not limit or restrict  USAA's  ability to  discipline
                           such  Covered  Officer  under USAA's Code of Business
                           Conduct.  In that event, the Chairman of the Board of
                           Trustees will report to the Board the action taken by
                           USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code  shall be the sole code of  ethics  adopted  by the Funds for purposes of Section 406 of the Act and the implementing  regulations  adopted by the SEC  applicable to registered  investment  companies.  If other policies and procedures of the Trust,  IMCO, or other service  providers govern or purport to govern the behavior or activities of Covered  Officers,  they are  superseded by this Code to the extent that they  overlap,  conflict  with, or are more lenient than the provisions of this Code. The Investment  Code of Ethics  (designated to address  1940 Act and  Advisers  Act  requirements)  and  IMCO's  more  detailed compliance  policies and procedures  (including its Insider  Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not  part of this  Code.  Also,  USAA's  Code of  Conduct  imposes  separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code,  other than  amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material  investigation  documents and reports  required to be prepared  under the Code for six years from the date of the  resolution of any such  complaint.  All reports and records  prepared or maintained  pursuant to this Code will be considered  confidential  and shall be maintained  and protected  accordingly.  Except as otherwise  required by law or this Code,  such matters shall not be disclosed to anyone other than the Trust's
Board of Trustees and counsel for the  Independent  Trustees (if any), the Trust and its counsel,  IMCO, and other personnel of USAA as determined by the Trust's
Chief Legal Officer or the Chair of the Trust's Board of Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved  and adopted by the Boards of  Directors/Trustees  of USAA Mutual Fund,
Inc., USAA Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 15,
2005.

Approved  and  adopted as amended  by the Boards of  Directors/Trustees  of USAA
Mutual Fund,  Inc., USAA  Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA
State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 16,
2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.


                                   APPENDIX A
                                COVERED OFFICERS

PRESIDENT
TREASURER


(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    August 6, 2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    August 6, 2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    August 6, 2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.